Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Trade accounts payable	$ 1,866	$ 2,038
Accrued research and development costs	804	751
Accrued employee benefits	343	325
Payroll tax and other statutory liabilities	78	74
Other accrued liabilities	531	640
Payables and accrued liabilities	$ 3,622	$ 3,828